UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT 06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $    1,199,639
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC     COM NEW        026874784  126,865  4,115,000 SH       DEFINED              4,115,000      0    0
AUTOLIV INC                 COM            052800109    2,347     35,000 SH       DEFINED                 35,000      0    0
BANK OF AMERICA CORPORATION COM            060505104    6,938    725,000 SH       DEFINED                725,000      0    0
CAESARS ENTMT CORP          COM            127686103    9,806    665,244 SH       DEFINED                665,244      0    0
CITIGROUP INC               COM NEW        172967424   17,910    490,000 SH       DEFINED                490,000      0    0
CORE MARK HOLDING CO INC    COM            218681104      340      8,307 SH       DEFINED                  8,307      0    0
DANA HLDG CORP              COM            235825205      225     14,507 SH       DEFINED                 14,507      0    0
DELPHI AUTOMOTIVE PLC       SHS            G27823106  782,265 24,755,215 SH       DEFINED             24,755,215      0    0
MONEYGRAM INTL INC          COM NEW        60935Y208    7,778    432,118 SH       DEFINED                432,118      0    0
PENDRELL CORP               COM            70686R104    5,024  1,925,000 SH       DEFINED              1,925,000      0    0
SELECT SECTOR SPDR TR       SBI INT-ENERGY 81369Y506    3,587     50,000 SH       DEFINED                 50,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107   28,375    175,000 SH       DEFINED                175,000      0    0
SPDR GOLD TRUST             CALL           78463V907    2,960      8,000     CALL                          8,000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103  134,683    957,100 SH       DEFINED                957,100      0    0
SPDR S&P 500 ETF TR         PUT            78462F953      370      4,850     PUT  DEFINED                  4,850      0    0
SUNCOKE ENERGY INC          COM            86722A103    8,706    612,689 SH       DEFINED                612,689      0    0
SUNOCO INC                  COM            86764P109   44,063  1,155,000 SH       DEFINED              1,155,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT   891013104   10,570  5,365,261 SH       DEFINED              5,365,261      0    0
WELLS FARGO & CO NEW        COM            949746101    6,828    200,000 SH       DEFINED                200,000      0    0